Equity (Tables)	12 Months Ended
Dec. 31, 2021
Banking Regulation, Total Capital [Abstract]
Schedule of breakdown of the company’s share capital
	December 31, 2021		December 31, 2020
	Issued and outstanding	Authorized	Issued and outstanding	Authorized
	Number of shares
Ordinary Shares, NIS 0.01 par value	16,617,397	110,714,286	54,396,834	690,000,000
Ordinary “A” Shares, NIS 0.01 par value	—	—	—	10,000,000
	16,617,397	110,714,286	54,396,834	700,000,000

Schedule of share-based payment balance
	Year Ended December 31, 2021
	Number of options	Weighted Average- Exercise Price	Weighted Average remaining contractual term in years
Share options outstanding at beginning of year	5,544,611	$0.678	3.82
1:28 reverse options split(*)	(5,346,589)	—	—
Share options granted during the year	6,768,045	$0.2304	9.72
Share options exercised during the year	(59,510)	$0.09	—
Share options forfeited/expired during the year	(142,342)	$0.6783	—
Share options outstanding at end of year	6,764,215	$0.2972	9.73
Share options exercisable at end of year	2,861,715	$0.2849	9.71
	Year Ended December 31, 2020
	Number of options	Weighted Average- Exercise Price	Weighted Average remaining contractual term in years
Share options outstanding at beginning of year	5,860,030	$0.677	4.59
Share options forfeited/expired during the year	(315,419)	$0.334	—
Share options outstanding at end of year	5,544,611	$0.678	3.82
Share options exercisable at end of year	4,269,167	$0.504	4.5

Schedule of company capital instruments
Year ended December 31, 2021
Dividend yield (%)	0%
Expected volatility in share prices (%)	56.08% – 77.3%
Risk-free interest rate (%)	0.10% – 1.401%
Predicted life of share (in years)	2.25 – 10
Share price (NIS)	5.295 – 7.07

Schedule of consolidated financial statements
	Year Ended December 31, 2021
	2021	2020
	U.S. dollars in thousands
Cost of revenues	603	4
Research and development expenses	1,607	89
Sales and marketing expenses	1,770	12
General and administrative expenses	3,205	582
Total expenses – share-based payments plan	7,185	687